Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets and goodwill [text block] [Abstract]
Schedule of intangible assets

	Useful Life		Average remaining amortization		Gross balance		Accumulated Amortization		Net balance
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	4	4	180,695	209,458	(119,994)	(136,926)	60,701	72,532
Total					253,658	282,421	(159,547)	(176,479)	94,111	105,942

Schedule of changes in intangible assets
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2020	16,714	56,249	163,511	236,474
Acquisitions	—	—	18,631	18,631
Disposals/write-downs	—	—	(387)	(387)
Reclassification	—	—	(16)	(16)
Impairment (*) (**)	—	—	(1,044)	(1,044)
Balance as of December 31, 2020	16,714	56,249	180,695	253,658
Acquisitions	—	—	30,222	30,222
Disposals/write-downs	—	—	(352)	(352)
Reclassification	—	—	(89)	(89)
Impairment (*) (**)	—	—	(1,018)	(1,018)
Balance as of December 31, 2021	16,714	56,249	209,458	282,421

Accumulated Amortization
Balance as of January 1, 2020	—	(39,553)	(105,204)	(144,757)
Amortization for the year (**)	—	—	(15,865)	(15,865)
Disposals/write-downs	—	—	660	660
Reclassification	—	—	—	—
Impairment (*) (**)	—	—	415	415
Balance as of December 31, 2020	—	(39,553)	(119,994)	(159,547)
Amortization for the year (**)	—	—	(17,831)	(17,831)
Disposals/write-downs	—	—	352	352
Reclassification	—	—	(2)	(2)
Impairment (*) (**)	—	—	549	549
Balance as of December 31, 2021	—	(39,553)	(136,926)	(176,479)

Net balance as of December 31, 2020	16,714	16,696	60,701	94,111
Net balance as of December 31, 2021	16,714	16,696	72,532	105,942

Schedule of commitments for technological developments
	Amount of Commitment
	2020	2021
	MCh$	MCh$
Software and licenses	3,830	7,097

Schedule of goodwill allocated to individual business segments
	2020	2021
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714